Offerings - Offering: 1	Aug. 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	None